--------------------------

OMB APPROVAL

--------------------------

OMB Number: 3235-0582

Expires: May 31, 2021

Estimated average burden

hours per response…7.2

---------------------------

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Jennifer Farrell

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end: May 31, August 31, November 30

Date of reporting period: July 1, 2019 - June 30, 2020

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibits 8 through 17 is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2020 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS FUND TRUST IV - Main BuyWrite Fund									Item 1, Exhibit 8
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	Main BuyWrite Fund did not receive any proxies to vote for the time period.

Registrant: NORTHERN LIGHTS FUND TRUST IV - Main Sector Rotation ETF									Item 1, Exhibit 9
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	Main Sector Rotation ETF did not receive any proxies to vote for the time period.

Registrant: NORTHERN LIGHTS FUND TRUST IV - Anchor Risk Managed Equity Strategies Fund									Item 1, Exhibit 10
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	No proxies voted. The Fund did not receive any proxies for the period July 1, 2019 to June 30, 2020.
2
3
4

Registrant: NORTHERN LIGHTS FUND TRUST IV - Anchor Risk Managed Municipal Strategies Fund										Item 1, Exhibit 11
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	Nuveen	NKX	670651108	ANNUAL, 12/5/2019	1A.	Election of Directors	Directors	Y	For	For
2					01	Judith M. Stockdale
3					02	Carole E. Stone
4					03	Margaret L. Wolff
5	Nuveen	NAC	67066Y105	ANNUAL, 12/5/2019	1A.	Election of Directors	Directors	Y	For	For
6					01	Judith M. Stockdale
7					02	Carole E. Stone
8					03	Margaret L. Wolff
9	Pimco	PCQ	72200N106	ANNUAL, 12/17/2019	1.	Election of Directors	Directors	Y	For	For
10					01	Sarah E. Cogan
11					02	Deborah A. DeCotis
12					03	David N. Fisher
13					04	Hans W. Kertess
14	Pimco	PZC	72201C109	ANNUAL, 12/17/2019	1.	Election of Directors	Directors	Y	For	For
15					01	Sarah E. Cogan
16					02	David N. Fisher
17					03	Alan Rappaport
18	Pimco	PCK	72200M108	ANNUAL, 12/17/2019	1.	Election of Directors	Directors	Y	For	For
19					01	Sarah E. Cogan
20					02	Deborah A. DeCotis
21					03	David N. Fisher
22					04	Hans W. Kertess

Registrant: NORTHERN LIGHTS FUND TRUST IV - Anchor Risk Managed Credit Strategies Fund									Item 1, Exhibit 12
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	No proxies voted. The Fund did not receive any proxies for the period July 1, 2019 to June 30, 2020.
2
3
4

Registrant: NORTHERN LIGHTS FUND TRUST IV - Anchor Risk Managed Global Strategies Fund									Item 1, Exhibit 13
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	No proxies voted. The Fund did not receive any proxies for the period July 1, 2019 to June 30, 2020.
2
3
4

Registrant: NORTHERN LIGHTS FUND TRUST IV - FormulaFolios Hedged Growth ETF									Item 1, Exhibit 14
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	The FormulaFolios Hedged Growth ETF did not receive any proxies to vote for the time period.

Registrant: NORTHERN LIGHTS FUND TRUST IV - FormulaFolios Smart Growth ETF									Item 1, Exhibit 15
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	The FormulaFolios Smart Growth ETF did not receive any proxies to vote for the time period.

Registrant: NORTHERN LIGHTS FUND TRUST IV - FormulaFolios Tactical Growth ETF									Item 1, Exhibit 16
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	The FormulaFolios Tactical Growth ETF did not receive any proxies to vote for the time period.

Registrant: NORTHERN LIGHTS FUND TRUST IV - FormulaFolios Tactical Income ETF									Item 1, Exhibit 17
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	The FormulaFolios Tactical Income ETF did not receive any proxies to vote for the time period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title) /s/ Wendy Wang

Wendy Wang

President of the Trust

Date: August 3, 2020